Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Basis of Consolidation
(iii) Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company as of December 31, 2019 and 2018 and for each of the years ended December 31, 2019, 2018 and 2017.
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.

Segment Reporting
(iv) Segment reporting
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 26), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet.
See Note 26 (c) for a breakdown of revenues and income and selected assets from external customers by country of domicile.

Foreign Currency Translation
(v) Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.

The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside of Brazil have different functional currencies, including US Dollar (“USD”), Euro (“EUR”), Pound sterling (“GBP”) and Swiss Franc (“CHF”).
(ii) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the statement of income and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within interest expense on debt.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
(iii) Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Business Combinations
(i) Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred;

•	liabilities incurred to the former owners of the acquired business;

•	equity interests issued by the Group;

•	fair value of any asset or liability resulting from a contingent consideration arrangement; and

•	fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred.
The excess of the consideration transferred, amount of any
non-controlling
interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Contingent consideration, when applicable, is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Financial Instruments
(ii) Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

1) Financial assets
Initial recognition and measurement
On initial recognition, financial assets are classified as instruments measured at amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit and loss (“FVPL”).
The classification of financial assets at initial recognition is based on either (i) the Company’s business model for managing the financial assets and (ii) the instruments’ contractual cash flows characteristics.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are ‘Solely Payments of Principal and Interest’ (the “SPPI” criterion) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model considers whether the Company’s objective is to receive cash flows from holding the financial assets, from selling the assets or a combination of both.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
Classification and subsequent measurement
(i) Financial assets at FVPL
Financial assets at FVPL include Securities, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. This category includes securities and Derivative financial instruments, including equity instruments which the Group had not irrevocably elected to classify at FVOCI.
Financial assets are classified as fair value through profit and loss if they either fail the contractual cash flow test or in the Group’s business model are acquired for the purpose of selling or repurchasing in the near term. Financial assets may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Derivative financial instruments, including separated embedded derivatives, are also classified as Securities unless they are designated as effective hedging instruments. Financial assets with cash flows that do not meet the SPPI criteria are classified and measured at FVPL, irrespective of the business model.
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income. The net gain or loss recognized in the statement of income includes any dividend or interest earned on the financial asset. Financial assets measured at FVTPL consist of Securities owned and sold short.
A derivative embedded in a hybrid contract, with a financial liability or non-financial
host, is separated from the host and accounted for as a separate derivative if: (i) the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; (ii) and the hybrid contract is not measured at FVPL. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the FVPL category.
A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.
(ii) Financial assets at FVOCI
The Group measures financial assets at FVOCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and to sell.

•	The contractual terms of the financial asset give rise on specified dates to cash flows that meet the SPPI criteria.
For financial assets at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of income and similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s financial assets at FVOCI includes certain debt instruments.
Upon initial recognition, the Group can elect to classify irrevocably equity investments at FVOCI when they meet the definition of equity under IAS 32—“Financial Instruments: Presentation” and are not financial assets at FVPL. The classification is determined on an instrument-by-instrument
basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as income in the statement of income when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group has no equity instruments that have been irrevocably classified under this category.
(iii) Financial assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold the financial asset in order to collect contractual cash flows.

•	The contractual terms of the financial asset give rise on specified dates to cash flows that meet the SPPI criteria.
Financial assets at amortized cost are subsequently measured using the Effective Interest Rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost mainly includes ‘Securities’, ‘Securities purchased under agreements to resell’, ‘Securities trading and intermediation’, ‘Accounts receivable’ and ‘Other financial assets.
The Company reclassifies financial assets only when its business approach for managing those assets changes.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The contractual rights to receive cash flows from the asset have expired.

•
The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset; or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition or those already defaulted, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For accounts receivables and other contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For debt instruments at FVOCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
2) Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as Derivative financial instruments designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.
The Group’s financial liabilities include ‘Securities Loaned’, ‘Derivative financial instruments’, ‘Securities purchased under agreements to resell’, ‘Securities trading and intermediation’, long-term debts such as ‘Borrowings and lease liabilities’ and ‘Debentures’, ‘Accounts payables’ and ‘Other financial liabilities’.
Classification and subsequent measurement
(i) Financial liabilities at FVPL
Financial liabilities at FVPL include securities loaned and derivatives financial instruments designated upon initial recognition as at FVPL.
Financial liabilities are classified as securities loaned if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as fair value through PL unless they are designated as effective hedging instruments.
Gains or losses on liabilities at fair value through PL are recognized in the statement of income.

Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Securities loaned, and derivative financial instruments are classified as fair value through PL and recognized at fair value.
(ii) Amortized cost
After initial recognition, these financial liabilities are subsequently measured at amortized cost using the Effective Interest Method (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income.
This category generally applies to Securities sold under repurchase agreements, Securities trading and intermediation, ‘Borrowings and Lease Liabilities’, ‘Debentures’, ‘Accounts payables’ and ‘Other financial liabilities’.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.
3) Fair value of financial instruments
The fair value of financial instruments actively traded in organized financial markets is determined based on purchase prices quoted in the market at the close of business at the reporting date, without deducting transaction costs.
The fair value of financial instruments for which there is no active market is determined by using measurement techniques. These techniques may include the use of recent market transactions (on an arm’s length basis); reference to the current fair value of another similar instrument; analysis of discounted cash flows or other measurement models. See Note 32.
4) Derivative financial instruments and hedging activities
Derivative financial instruments are financial contracts, the value of which is derived from the value of the underlying assets, interest rates, indexes or currency exchange rates.
The Company uses derivative financial instruments to manage foreign exchange risk on pending security settlements in foreign currencies. The fair value of these contracts is nominal due to their short term to maturity. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, in the case of adoption of hedge accounting and, if so, the nature of the item being hedged. The Group adopts only net investment hedge to hedge a net investment in a foreign operation.

In the case of the Derivative was not designated as a hedging instrument the initial recognition is at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Realized and unrealized gains and losses related to these contracts are recognized in the consolidated statements of income during the reporting period.
The Company trades in futures contracts, which are agreements to buy or sell standardized amounts of a financial instrument at a predetermined future date and price, in accordance with terms specified by a regulated futures exchange, and subject to daily cash margining. The Company trades in futures in an attempt to mitigate interest rate risk, yield curve risk and liquidity risk.
The Company also trades in forward contracts, which are
non-standardized
contracts to buy or sell a financial instrument at a specified price on a future date. The Company trades in forward contracts in an attempt to mitigate foreign exchange risk on pending security settlements in foreign currencies.
a) Net investment hedge
Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in other comprehensive income within gains (losses) on net investment hedge. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income within net income from financial instruments at fair value through profit or loss.
Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.
b) Hedge ineffectiveness
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.
To evaluate the effectiveness and to measure the ineffectiveness of such strategies, The Group uses the Dollar Offset Method. The Dollar Offset Method is a quantitative method that consists of comparing the change in fair value or cash flows of the hedging instrument with the change in fair value or cash flows of the hedged item attributable to the hedged risk.

Cash and Cash Equivalents
(iii) Cash and cash equivalents
Cash is not subject to a significant risk of change in value and are held for the purpose of meeting short-term cash commitments and not for investments or other purposes. Transactions are considered short-term when they have maturities in three months or less from the date of acquisition. For purposes of consolidated statement of cash flows, cash equivalents refer to collateral held securities purchased under agreements to resell and bank deposit certificates measured at fair value through profit and loss that are readily convertible into a known cash amount and for which are no subject to a significant risk of change in value.

Securities Purchased Under Agreements to Resell and Obligations Related to Securities Sold Under Repurchase Agreements
(iv) Securities purchased under agreements to resell and obligations related to securities sold under repurchase agreements
The Group has purchased securities with resale agreement (resale agreements) and sold securities with repurchase agreement (repurchase agreement) of financial assets. Resale and repurchase agreements are accounted for under Securities purchased under agreements to resell and Securities sold under repurchase agreements, respectively. The difference between the sale and repurchase prices is treated as interest and recognized over the life of the agreements using the effective interest rate method. The financial assets accepted as collateral in our resale agreements can be used by us, if provided for in the agreements, as collateral for our repurchase agreements or can be sold.

Securities Trading and Intermediation (Receivable and Payable)
(v) Securities trading and intermediation (receivable and payable)
Refers to transactions at B3 S.A. – Brasil, Bolsa, Balcão (“B3”) on behalf of and on account of third parties. Brokerages on these transactions are classified as revenues and service provision expenses are recognized at the time of the transactions. These balances are offset and the net amount shown in the balance sheet when, and only when, there is a legal and enforceable right to offset and the intention to liquidate them on a net basis, or to realize the assets and settle the liabilities simultaneously.
Amounts due from and to customers represent receivables for securities sold and payables for securities purchased that have been contracted for but not yet settled or delivered on the balance sheet date respectively. The due from customers balance is held for collection. These amounts are subdivided into the following items:

•	Cash and settlement records—Represented by the registration of transactions carried out on the stock exchanges on its own behalf and for customers; and

•
Debtors/Creditors pending settlement account—debtor or creditor balances of customers, in connection with transactions with fixed income securities, shares, commodities and financial assets, pending settlement as of the statement of reporting date. Sales transactions are offset and in the event the final amount is a credit, it will be recorded in liabilities, on the other hand if this amount is debt, it will be recorded in assets, provided that the offset balances refer to the same counterparty.

These amounts are recognized initially at fair value and subsequently measured at amortized cost. At each reporting date, the Group shall measure the loss allowance on amounts due from customer at an amount equal to the lifetime expected credit losses if the credit risk has increased significantly since initial recognition. If, at the reporting date, the credit risk has not increased significantly since initial recognition, the Group shall measure the loss allowance at an amount equal to
12-month
expected credit losses. Significant financial difficulties of the customer, probability that the customer will enter bankruptcy or financial reorganization, and default in payments are all considered indicators that a loss allowance may be required. If the credit risk increases to the point that it is considered to be credit impaired, interest income will be calculated based on the gross carrying amount adjusted for the loss allowance. A significant increase in credit risk is defined by management as any contractual payment which is more than 30 days past due.
Any contractual payment which is more than 90 days past due is considered credit impaired. The estimated credit losses for brokerage clients and related activity was immaterial for all periods presented.

Prepaid Expenses
(vi) Prepaid expenses
Prepaid expenses are recognized as an asset in the balance sheet. These expenditures include incentives to IFAs, prepaid software licenses, certain professional services and insurance premiums.

Leases
(vii) Leases
As of January 1, 2019 the Group has adopted IFRS 16, replacing IAS 17, which was applicable until December 31, 2018. Both accounting practices are explained below.

IAS 17 - Leases
Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Group as lessee were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.
Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the balance sheet based on their nature. The Group did not need to make any adjustments to the accounting for assets held as lessor as a result of adopting the new leasing standard.
IFRS 16 Leases
Effective from January 1, 2019, IFRS 16 was issued in January 2016 and supersedes IAS 17
Leases
, IFRIC 4
Determining whether an Arrangement contains a Lease
,
SIC-15
Operating Leases-Incentives
and
SIC-27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single model in the balance sheet, similar to the recognition of finance leases under IAS 17.
The Group has adopted IFRS 16 from January 1, 2019 using the modified retrospective method of adoption, under which the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application and not restated comparatives for the 2018 and 2017 reporting period. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.
Practical expedients and exemptions applied
In applying IFRS 16 for the first time, the Group has used the following permitted practical expedients:

•	applying only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application;

•	applying a single discount rate to a portfolio of leases with reasonably similar characteristics;

•	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as of January 1, 2019;

•	exempting leases contracts with a remaining lease term of less than 12 months as of January 1, 2019 and not containing a purchase option (short-term leases);

•	exempting lease contracts for which the underlying asset is of low value (low-value assets);

•	excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application; and

•	using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
i) Measurement of lease liabilities and
right-of-use
assets
The Group leases its main offices and certain equipments under non-cancelable
operating lease agreements. The lease terms varies from one to ten years, and the majority of the lease agreements is renewable at the end of the lease period at market rates. The Group has no lease contracts previously classified as finance leases and existing contracts do not include variable payments or residual value guarantees.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 9.0%.

Operating lease commitments disclosed as of December 31, 2018	209,318
Discounted using the incremental borrowing rate of at the date of initial application	(60,099)
(Less): short-term leases recognized on a straight-line basis as expense	(725)

Lease liability recognized as of January 1, 2019	148,494

The associated
right-of-use
assets related to property and equipment leases above were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of December 31, 2018.

Lease liability recognized as of January 1, 2019	148,494
(Less): accrued lease payments as of December 31, 2018	(14,624)

Total right-of-use assets as of January 1, 2019	133,870

Represented by:
Properties	123,262
Equipments	10,608
As a result of initial adoption, there is no impact to retained earnings in equity on January 1, 2019.
Right-of-use
assets are presented in a separate line item in the balance sheet under
“Right-of-use
assets” group, while the lease liabilities are presented within borrowings in the line item “Borrowings and lease liabilities” in the balance sheet.

ii)	Summary of new accounting policies
Set out below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application:
Right-of-use
assets
The Group recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
The cost of
right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
Right-of
use assets are subject to impairment.

Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.
Short-term leases and leases of
low-value
assets
The Group applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.
Significant judgement in determining the lease term of contracts with renewal options
The Group determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

Property and Equipment
(viii) Property and equipment
All property and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Annual Rate (%)
Data Processing Systems	20%
Furniture and equipment	10%
Security systems	10%
Facilities	10%
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. An asset’s carrying amount is written down immediately to its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use, if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss.

Intangible Assets
(ix) Intangible assets
i) Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of (i) the consideration transferred; (ii) the amount of any non-controlling
interest in the acquiree; and (iii) the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. If the total of the consideration transferred, non-controlling
interest recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognized directly in the statement of income.
Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment.
ii) Software and development costs
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform is capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets when development is complete, and the asset is ready for use, and are amortized on a straight-line basis, generally over a period of five years. Research and pre-feasibility
development costs, as well as maintenance and training costs, are expensed as incurred. In certain circumstances, management may determine that previously developed software and its related expense no longer meets management’s definition of feasible, which could then result in the impairment of such asset.
iii) Other intangible assets
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets other than (i) above, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful life of intangible assets is assessed as finite or indefinite. As of December 31, 2019 and 2018, the Group does not hold indefinite life intangible assets, except for goodwill.

Intangible assets with finite useful lives are amortized over their estimated useful lives and tested for impairment whenever there is an indication that their carrying amount may be not be recovered. The period and method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates.
The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	3-5
Internally developed intangible	3-7
Customer list	2-8
Trademarks	10-20
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.

Impairment of Non-Financial Assets
(x) Impairment of
non-financial
assets
Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested annually for impairment. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash-generating units (CGU’s)). For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs (or groups of CGUs) that is expected to benefit from the synergies of the combination, which are identified at the operating segment level.
Non-financial
assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at the balance sheet date. The impairment of goodwill recognized in the statement of income is not reversed.

Taxes
(xi) Taxes
i) Current income and social contribution taxes
Each of Group’s entities pay Federal Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) under one of two different methods:

•
APM – Actual Profit Method, where the taxpayer calculates both taxes based on its actual taxable income, after computing all income, gains and tax-deductible
expenses, including net operating losses of prior years. Taxes calculated under the APM method are due quarterly or annually depending on entity’s adoption through the first collection document of each calendar year. APM annual method requires taxpayers to make monthly prepayments of IRPJ and CSLL during the calendar-year.

•
PPM – Presumed Profit Method, where taxpayer calculates IRPJ and CSLL applying a presumed profit margin over the operating revenues. It is important to emphasize that the profit margin is defined by Brazilian Revenue Service (RFB) according to type of services rendered and/or goods sold. Under the PPM method, both taxes are due on a quarterly basis and no prepayment are required during the quarters. This method can be adopted only by entities with gross revenue up to a annually revised threshold determined by tax authorities.

The tax rates applicable to APM or PPM are also defined according to entities’ main activity:

•	Federal Income Tax (IRPJ) – tax rate of 15% calculated on taxable income and a surcharge of 10% calculated on the taxable income amount that exceeds R$ 20 per month (or R$ 240 annually).

•
Social Contribution on Net Income (CSLL) – tax rate of 9% calculated on taxable income. However, financial institutions (i.e., XP CCTVM and Banco XP) and insurance companies (i.e., XP Vida e Previdência) are subject to a higher CSLL rate of 15%. From 2015 to 2018, this rate was temporarily increased to 20% by means of federal Law 12.169/2015

ii) Deferred income and social contribution taxes
Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.
Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.
iii) Sales and other taxes
Revenues, expenses and assets are recognized net of sales tax, except:

•
When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable;

•	When the amounts receivable or payable are stated with the amount of sales taxes included.

The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the balance sheet, and net of corresponding revenue or cost / expense, in the statement of income.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

•
PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 26) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 11) and are offset monthly against Taxes payable and presented net, as the amounts are due to the same tax authority. PIS and COFINS are contributions calculated on two different regimes according to Brazilian tax legislation: cumulative method and non-cumulative
method.

The
non-cumulative
method is mandatory to companies that calculate income tax under the Actual Profit Method (APM). The applicable rates of PIS and COFINS are 1.65% e 7.60%, respectively.
Otherwise, the cumulative method should be adopted by entities under the Presumed Profit Method (PPM) and is also mandatory to Financial and Insurance Companies. The rate applicable to companies under PPM are PIS 0.65% and COFINS 3.00%. Financial entities (i.e., XP CCTVM) and Insurance companies (i.e., XP Vida e Previdência) have a different percentage of COFINS with the surcharge of 1.00%, totaling 4.00%.

•
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 26) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and Rio de Janeiro refers to the rate most commonly levied on the Group’s operations.

•	INSS is a social security charge levied on wages paid to employees.

Equity Security Loans
(xii) Equity security loans
Represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income which relates mainly to equity securities received with a fixed term payable, based on the fair value of the securities plus pro rata interest over the period of the loan. Equity securities borrowed are recognized as unrestricted assets on the statement of financial position and may be sold to third parties. The Equity security loans is recorded as a trading liability and measured at fair value with any gains or losses included in the income statement under net fair value gains/(losses) on financial instruments (Note 26 b).

Borrowings and Debentures
(xiii) Borrowings and debentures
Borrowings and debentures are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the statement of income over the period of the borrowings using the effective interest rate method.

Borrowing and debentures costs are recognized as interest expense on debt in the period in which they are incurred. The Group does not have qualifying assets to which costs could be capitalized.

Accounts Payables
(xiv) Accounts payables
Accounts payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method.

Private Pension Liabilities
(xv) Private pension liabilities
Private pension plans, relates to accumulation of financial resources, called PGBL (Plan Generator of Benefits), a plan that aims at accumulating funds for participant’s retirement in life, and VGBL (Redeemable Life Insurance), a financial product structured as a pension plan. In both products, the contribution received from the participant is applied to a Specially Constituted Investment Fund (“FIE”) and accrues interest based on FIE investments.
The private pension products offered by Company do not contain significant insurance risk where the Company accepts significant insurance risk from participants by agreeing to compensate them if a specified uncertain future event adversely affects them. These products also do not contain any discretionary participation features. Therefore, the contracts are accounted for under the scope of IFRS 9, Financial Instruments (“IFRS 9”).

Provisions
(xvi) Provisions
Provisions for legal claims (labor, civil and tax) are recognized when: (i) the Group has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. Provisions do not include future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the time elapsed is recognized as interest expense.

Employee Benefits
(xvii) Employee benefits
i) Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted
basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.

ii) Share-based plan
The establishment of the shared-based plan was approved by the board of Director’s meeting on December 6, 2019.
The Company launched two share-based plans, the Restricted Stock Unit “RSU” and the Performance Share Unit (“PSU”). The shared-based plans are designed to provided long-term incentives to certain employees, directors, and other eligible service providers in exchange for their services. For both plans, management commits to grant shares of XP Inc to the defined participants.
The cost of share-based compensation is measured using the fair value at the grant date. The cost is expensed together with a corresponding increase in equity over the service period or on the grant date when the grant relates to past services.
The total amount to be expensed is determined by reference to the fair value of the tranche shares granted at the grant date, which is also based on:

•	Including any market performance conditions;

•	Including the impact of any non-market performance vesting conditions (i.e. remaining an employee of the entity over a specified time), and;

•	Including the impact of any non-vesting conditions (i.e. the requirement for participants to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the non-market
vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
When the shares are vested, the Company transfers the correspondent number of shares to the participant. The shares received by the participants, net of any directly attributable transactions costs (including withholding taxes) are credited directly to equity.
The significant judgments, estimates and assumptions regarding share-based payments and activity relating to share-based payments are discussed further in Note 30.
iii) Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the owners of the Company after certain adjustments, and distributed based on individual and collective performance, including qualitative and quantitative indicators.
Employee profit-sharing terms are broader established by means of annual collective bargaining with workers’ unions. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Share Capital
(xviii)	Share capital
Common shares are classified in equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Earnings Per Share
(xix) Earnings per share
Basic earnings per share is calculated by dividing the profit attributable to owners of the Company, excluding any costs of servicing equity other than ordinary and preferred shares by the weighted average number of ordinary and preferred shares outstanding during the year, adjusted for bonus elements in ordinary and preferred shares issued during the year and excluding treasury shares (Note 31).
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential common and preferred shares, and the weighted average number of additional common and preferred shares that would have been outstanding assuming the conversion of all dilutive potential common and preferred shares.

Revenue and Income
(xx) Revenue and income
1) Revenue from contracts with customers
Revenue is recognized when the Group has transferred control of the services to the customers, in an amount that reflects the consideration the Group expects to collect in exchange for those services.
The Group applies the following five steps: i) identification of the contract with a customer; ii) identification of the performance obligations in the contract; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations in the contract; and v) recognition of revenue when or as the entity satisfies a performance obligation.
Revenue is recognized net of taxes collected from customers, which are subsequently remitted to governmental authorities.
The Group has discretion to involve and contract a third-party providers in providing services to the customer on its behalf. The Group presents the revenues and associated costs to such third-party providers on a gross basis where it is deemed to be the principal and on a net basis where it is deemed to be the agent. Generally, the Group is deemed to be the principal in these arrangements because the Group controls the promised services before they are transferred to customers, and accordingly presents the revenue gross of related costs.
The Group main types of revenues contracts are:
i) Brokerage commission
Brokerage commission revenue consist of revenue generated through commission-based brokerage services on each transaction carried out on i.e. the stock exchanges for customers, recognized at a point in time (trade date) as the performance obligation is satisfied.
ii) Securities placement
Securities placement revenue refers to fees and commissions earned on the placement of a wide range of securities on behalf of issuers and other capital raising activities, such as mergers and acquisitions, including related finance advisory services. The act of placing the securities is the sole performance obligation and revenue is recognized at the point in time when the underlying transaction is complete under the engagement terms and it is probable that a significant revenue reversal will not occur.

iii) Management fees
Management fees relates substantially to (i) services as investments advisor from funds, investment clubs and wealth management; and (ii) distributions of quotas from investments funds managed by others. Revenue is recognized over the period of time when this performance obligation is delivered, and generally based on an agreed-upon fixed percentage of the net asset value of each fund on a monthly basis. A part of management fees are performance-based (performance fees), which are recognized for the delivery of asset management services and calculated based on appreciation of the net asset value of the funds, subject to certain thresholds, such as internal rates of returns or hurdle rates in accordance with the terms of the fund’s constitution. Performance fees, which includes variable consideration, are only recognized after an assessment of the facts and circumstances and when it is highly probable that significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty is resolved.
iv) Insurance brokerage fee
Refers to insurance brokerage, capitalization, pension plans and health insurance through the intermediation of the sale of insurance services.
Revenues are recognized after the provision of brokerage services to insurers. Products that were sold through XP Corretora de Seguros are inspected monthly, and amounts received from commission are recognized as revenue at a point in time as the performance obligation is satisfied.
v) Educational services
Educational revenue relates to advising and consulting on finance, financial planning, business management and the development of courses and business training programs in the national territory through the development and management of courses.
vi) Other services
Other services refers to revenue related to finance advisory services, advertisements on the Group’s website and sponsorship on events held by the Group.
2) Net income from financial instruments
Net income from financial instruments include realized gains and losses on the sales of investments, unrealized gains and losses resulting from our investments measured at fair value and interest earned on both cash balances and investments in connection with our trading activities. These gains and losses are outside the scope of IFRS 15 but in scope of IFRS 9 – Financial Instruments, and the related accounting policies are disclosed in Note 3.

Changes in Accounting Policies
(xxi) Changes in accounting policies
(xx.1) IFRS 16 – Leases
As indicate in note above the group has adopted IFRS 16 Leases, starting from January 1, 2019, leases of property, plant and equipment where the group, as lessee, has substantially all the risks and rewards of ownership were classified as operating leases (note 3(vii)).
The new policy is described Note 3(vii) and the impact of the change in Note 13(d).

(xx.2) IFRIC Interpretation 23—Uncertainty over Income Tax Treatment
The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12
Income Taxes
. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately;

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates;

•	How an entity considers changes in facts and circumstances.
An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty needs to be followed.
The Group applied the interpretation and did not have significant impact on the consolidated financial statements.